EARNINGS PER SHARE AND FULLY-DILUTED SHARES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted profit (loss) per share	For the years ended December 31, 2023, 2022 and 2021, the basic and diluted profit per share are:

	2023	2022	2021
Net profit (loss) attributable to equity owners of the parent (in US$’000)	(10,548)	13,674	15,996
Weighted average shares outstanding	657,020,521	648,676,119	642,007,692
Basic profit (loss) per share (in US$)	(0.016)	0.021	0.025
Weighted average diluted shares outstanding	725,463,948	707,141,263	701,151,525
Diluted profit (loss) per share (in US$)	(0.016)	0.019	0.023

Schedule of movements of shares and other instruments
Movements of shares and other instruments between December 31, 2023 and April 4, 2024 are shown in the table below:

	December 31, 2023	Shares issued	Other	4 April 2024
Shares	671,073,243	2,365,070	—	673,438,313
RSU	11,187,064	—	25,000	11,212,064
Options	34,482,312	(1,090,876)	—	33,391,436
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	17,534,261	(1,222,839)	5,365,914	21,677,336
Issued	796,689,502	51,355	5,390,914	802,131,771
Available for issue	259,310,498	(51,355)	(5,390,914)	253,868,229
Authorized share capital	1,056,000,000	—	—	1,056,000,000